Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

Note 5. Related Party Transactions

A company for which the Company’s former Secretary-Treasurer and CFO is also serving as CFO, has paid $73,610 on the Company’s behalf. The amount outstanding as of March 31, 2015 and December 31, 2014 was $43,056 and $56,155, respectively. During the periods ended March 31, 2015 and March 31, 2014, the Company recorded $1,078 and $856, respectively of imputed interest on the amount owed to the related party based on an interest rate of 8%.

During 2014, the Company entered into a license agreement with a programming company in which one of our directors is Chief Marketing Officer. Through the licensing agreement, we obtained a perpetual license to use the programming code created by a video management platform as a base to develop our telemedicine video service for a license fee of $20,000. The license fee is recorded as an Intangible Asset and Accounts Payable on the Balance Sheet.

The Company rents its Culver City, CA office space from a company owned by our CEO. The imputed rent expense of $500 per month is recorded in the Consolidated Statement of Operations and Additional Paid in Capital in the Balance Sheet.

The officers of the Company incur personal expenses on behalf of the Company. The amounts outstanding as of March 31, 2015 and December 31, 2014 were $25,076 and $30,181, respectively.

Note 7. Related Party Transactions

Through the year ended December 31, 2014, a related party, a company in which the former Secretary-Treasurer and CFO of the Company is also serving as CFO, has paid $67,710 on behalf of the Company. The amounts outstanding as of December 31, 2014 and December 31, 2013 were $56,155 and $0, respectively. During the year ended December 31, 2014, the Company recorded $2,708 imputed interest on the amount owed to the related party based on an interest rate of 8%.

During the period ending December 31, 2014, the Company entered into a license agreement with a programming company in which one of our directors is Chief Marketing Officer. Through the licensing agreement, we obtained a perpetual license to use the programming code created by a video management platform as a base to develop our telemedicine video service for a license fee of $20,000. The license fee is recorded as an Intangible Asset and Accounts Payable on the Balance Sheet.

The Company rents its Culver City, CA office space from a company owned by our CEO. The imputed rent expense of $500 per month is recorded in the Consolidated Statement of Operations and Additional Paid in Capital in the Balance Sheet.

Through the year ended December 31, 2014, the officers of the Company incur personal expenses on behalf of the Company. The amounts outstanding as of December 31, 2014 and December 31, 2013 were $30,181 and $0 respectively. In addition, advances were made to officers. The amounts due from officers as of December 31, 2014 and December 31, 2013 were $7,054 and $0, respectively.

The Company periodically incurs expenses for research and development with a related party. At the periods ending December 31, 2014 and December 31, 2013, the Company had recorded expenses of $30 and $2,706, respectively.